Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Columbia Convertible Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Class A
Trading Symbol	PACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 57	1.08% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 1,191,882,283
Holdings Count | Holding	124
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,191,882,283
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	83%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%

Columbia Convertible Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Class C
Trading Symbol	PHIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 96	1.83% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.83%	[1]
Net Assets	$ 1,191,882,283
Holdings Count | Holding	124
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,191,882,283
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	83%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%

Columbia Convertible Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional Class
Trading Symbol	NCIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 44	0.83% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 1,191,882,283
Holdings Count | Holding	124
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,191,882,283
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	83%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%

Columbia Convertible Securities Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional 2 Class
Trading Symbol	COCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 42	0.79% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 1,191,882,283
Holdings Count | Holding	124
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,191,882,283
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	83%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%

Columbia Convertible Securities Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional 3 Class
Trading Symbol	CSFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 39	0.74% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 1,191,882,283
Holdings Count | Holding	124
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,191,882,283
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	83%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%

Columbia Convertible Securities Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Class S
Trading Symbol	NCIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 44	0.83% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 1,191,882,283
Holdings Count | Holding	124
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,191,882,283
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	83%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Strategy, Inc. 03/01/2030 0.000%	2.7%
Bank of America Corp.7.250%	2.6%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.4%
Nextera Energy, Inc. 11/01/2027 7.234%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.5%
Coinbase Global, Inc. 10/01/2029 0.000%	1.5%
MicroStrategy, Inc. 12/01/2029 0.000%	1.4%
Cloudflare, Inc. 06/15/2030 0.000%	1.3%
DoorDash, Inc. 05/15/2030 0.000%	1.3%

[1]	Annualized.